Condensed Consolidated Financial Statements (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	May 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 949.9	$ 893.3	$ 2.9
Expenses associated with initial public offering	52.2
Proceeds from initial public offering, net of expenses	$ 897.7
Additional expenses related to initial public offering paid from cash on hand		4.4
Additional expenses related to initial public offering recorded to accounts payable		$ 0.2
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold in initial public offering (in shares)	47,495,000	47,495,000
Share price (in dollars per share)	$ 20.00
Share price, net of underwriting discounts (in dollars per share)	$ 18.90
Capital in Excess of Par Value [Member]
Subsidiary, Sale of Stock [Line Items]
Additional expenses related to initial public offering	$ 4.6